Loans To Customers - Summary of Loans To Customers (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	¥ (630,848)	¥ (688,378)	¥ (401,626)	¥ (252,324)
Loans and advances to customers	214,972,110	119,825,814
Loans and receivables, category [member]
Disclosure of financial assets [line items]
Interest receivable	2,963,210	2,321,117
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	(2,753,871)	(989,205)
Loans Originated By Consolidated Trust Plans [Member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Loans originated by microloan lending companies and consumer finance company	202,175,185	112,253,099
Loans originated by microloan lending and consumer finance company [Member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Loans originated by microloan lending companies and consumer finance company	12,587,586	6,240,803
Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Loans and receivables, category [member]
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	(1,860,245)	(480,854)
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Loans and receivables, category [member]
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	(312,280)	(195,339)
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Loans and receivables, category [member]
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	¥ (581,346)	¥ (313,012)